Business Combinations (Details) - Schedule of Assets and Liabilities - Asset And Liabilities [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Business Combinations (Details) - Schedule of Assets and Liabilities [Line Items]
Cash and cash equivalents	$ 28,148
Other current assets	11,973
Current liabilities	(68,882)
Loss for the year	16,041
Additional paid in capital	$ (12,720)